Label	Element	Value
Adjusted net cash	stne_AdjustedNetCash	R$ 2,291,485,000
Adjusted net cash	stne_AdjustedNetCash	3,489,638,000
Current borrowings	ifrs-full_ShorttermBorrowings	4,375,730,000
Current borrowings	ifrs-full_ShorttermBorrowings	5,861,760,000
Current derivative financial assets, economic hedges	stne_CurrentDerivativeFinancialAssetsEconomicHedges	12,418,000
Current derivative financial assets, economic hedges	stne_CurrentDerivativeFinancialAssetsEconomicHedges	210,280,000
Net debt	ifrs-full_NetDebt	26,198,884,000
Net debt	ifrs-full_NetDebt	26,040,541,000
Financial assets from banking solution	stne_FinancialAssetsFromBankingSolution	3,960,871,000
Financial assets from banking solution	stne_FinancialAssetsFromBankingSolution	2,346,474,000
Adjusted Cash	stne_AdjustedCash	29,688,522,000
Adjusted Cash	stne_AdjustedCash	28,332,026,000
Derivative Financial Instruments [Member] | Level 2 of fair value hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	36,400,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	219,324,000
Financial assets	ifrs-full_FinancialAssets	219,324,000
Financial assets	ifrs-full_FinancialAssets	36,400,000
Short And Long-Term Investments [Member] | Level 1 and 2 of Fair Value Hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	3,668,537,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	3,231,513,000
Financial assets	ifrs-full_FinancialAssets	3,231,513,000
Financial assets	ifrs-full_FinancialAssets	3,668,537,000
Accounts Receivable From Card Issuers [Member] | Level 2 of fair value hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	19,283,921,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	20,748,668,000
Financial assets	ifrs-full_FinancialAssets	19,286,590,000
Financial assets	ifrs-full_FinancialAssets	20,748,857,000
Trade Accounts Receivable [Member] | Level 2 and 3 of fair value hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	945,721,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	522,046,000
Financial assets	ifrs-full_FinancialAssets	945,721,000
Financial assets	ifrs-full_FinancialAssets	522,046,000
Financial assets from banking solution [Member] | Level 1 of fair value hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	2,346,474,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	3,960,871,000
Financial assets	ifrs-full_FinancialAssets	3,960,871,000
Financial assets	ifrs-full_FinancialAssets	2,346,474,000
Receivables From Related Parties [Member] | Level 2 of fair value hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	4,720,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	10,053,000
Financial assets	ifrs-full_FinancialAssets	10,053,000
Financial assets	ifrs-full_FinancialAssets	4,720,000
Other assets [member] | Level 2 of fair value hierarchy [member]
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	474,557,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	341,200,000
Financial assets	ifrs-full_FinancialAssets	474,557,000
Financial assets	ifrs-full_FinancialAssets	R$ 341,200,000